Restricted Cash and Cash Equivalents	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Cash and Cash Equivalents [Abstract]
Restricted Cash and Cash Equivalents
RESTRICTED CASH AND CASH EQUIVALENTS

Restricted cash and cash equivalents consists of cash and cash equivalents that are contractually restricted as to usage or withdrawal, as follows:

Senior Notes Debt Service Reserve

We have consummated private offerings of an aggregate principal amount of $1,665.5 million of 7.50% Senior Secured Notes due 2016 (the "2016 Notes") and $420.0 million of 6.50% Senior Secured Notes due 2020 (the "2020 Notes") (See Note 6—"Long-Term Debt"). Collectively, the 2016 Notes and the 2020 Notes are referred to as the "Senior Notes." Under the indentures governing the Senior Notes (the "Sabine Pass Indentures"), except for permitted tax distributions, we may not make distributions until certain conditions are satisfied, including that there must be on deposit in an interest payment account an amount equal to one-sixth of the semi-annual interest payment multiplied by the number of elapsed months since the last semi-annual interest payment and there must be on deposit in a permanent debt service reserve fund an amount equal to one semi-annual interest payment. Distributions are permitted only after satisfying the foregoing funding requirements, a fixed charge coverage ratio test of 2:1 and other conditions specified in the Sabine Pass Indentures.

As of March 31, 2013 and December 31, 2012, we classified $55.4 million and $17.4 million, respectively, as current restricted cash and cash equivalents for the payment of interest due within twelve months. As of March 31, 2013 and December 31, 2012, we classified the permanent debt service reserve fund of $76.1 million as non-current restricted cash and cash equivalents. These cash accounts are controlled by a collateral trustee, and, therefore, are shown as restricted cash and cash equivalents on our Consolidated Balance Sheets.

RESTRICTED CASH AND CASH EQUIVALENTS

Restricted cash and cash equivalents consists of cash and cash equivalents that are contractually restricted as to usage or withdrawal, as follows:

Senior Notes Debt Service Reserve

We have consummated private offerings of an aggregate principal amount of $2,215.5 million of 2013 Notes and 2016 Notes and $420.0 million of 2020 Notes (See Note 10—"Long-Term Debt"). Collectively, the 2013 Notes, 2016 Notes, and 2020 Notes are referred to as the "Senior Notes." Under the indentures governing the Senior Notes (the "Sabine Pass Indentures"), except for permitted tax distributions, we may not make distributions until certain conditions are satisfied, including that there must be on deposit in an interest payment account an amount equal to one-sixth of the semi-annual interest payment multiplied by the number of elapsed months since the last semi-annual interest payment and there must be on deposit in a permanent debt service reserve fund an amount equal to one semi-annual interest payment. Distributions are permitted only after satisfying the foregoing funding requirements, a fixed charge coverage ratio test of 2:1 and other conditions specified in the Sabine Pass Indentures.

As of December 31, 2012 and 2011, we classified $17.4 million and $13.7 million, respectively, as current restricted cash and cash equivalents for the payment of interest due within twelve months. As of December 31, 2012 and 2011, we classified the permanent debt service reserve fund of $76.1 million and $82.4 million, respectively, as non-current restricted cash and cash equivalents. These cash accounts are controlled by a collateral trustee, and, therefore, are shown as restricted cash and cash equivalents on our Consolidated Balance Sheets.